Cover	Sep. 11, 2023
Document Information [Line Items]
Local Phone Number	844-7637
Document Type	8-K
Document Period End Date	Sep. 11, 2023
Entity Registrant Name	ZIONS BANCORPORATION, NATIONAL ASSOCIATION
City Area Code	(801)
Entity Incorporation, State or Country Code	X1
Entity File Number	001-12307
Entity Tax Identification Number	87-0189025
Entity Address, Address Line One	One South Main,
Entity Address, City or Town	Salt Lake City,
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000109380
Series A Floating-Rate Non-Cumulative Perpetual Preferred Stock | NASDAQ - ALL MARKETS
Document Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Series A Floating-Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	ZIONP
Trading Symbol	ZIONP
Title of 12(b) Security	Series A Floating-Rate Non-Cumulative Perpetual Preferred Stock
Series G Fixed/Floating-Rate Non-Cumulative Perpetual Preferred Stock | NASDAQ - ALL MARKETS
Document Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Series G Fixed/Floating-Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	ZIONO
Trading Symbol	ZIONO
Title of 12(b) Security	Series G Fixed/Floating-Rate Non-Cumulative Perpetual Preferred Stock
Fixed-to-Floating 6.95% Rate Subordinated Notes Due September 14, 2028 | NASDAQ - ALL MARKETS
Document Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	6.95% Fixed-to-Floating Rate Subordinated Notes due September 15, 2028
Trading Symbol	ZIONL
Trading Symbol	ZIONL
Title of 12(b) Security	6.95% Fixed-to-Floating Rate Subordinated Notes due September 15, 2028
Common Stock | NASDAQ - ALL MARKETS
Document Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ZION
Trading Symbol	ZION
Title of 12(b) Security	Common Stock, par value $0.001